[Logo] PIONEER Investments(R)





March 6, 2017



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer ILS Interval Fund (the "Fund")
        File Nos. 333-197909 and 811-22987
        CIK No. 0000863334

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 47 to the Fund's registration statement on Form N-2, filed electronically on February 28, 2017 (Accession No. 0001616037-17-000004).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Sincerely,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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